Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Cash and Cash Equivalents	As of December 31, 2020 and 2019, consolidated cash and cash equivalents consisted of:

		2020	2019
Cash and bank accounts	$	501	547
Fixed-income securities and other cash equivalents		449	241

	$	950	788